ORGANIZATION AND DESCRIPTION OF THE BUSINESS	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Business

Intelligent Bio Solutions Inc. (“INBS”) (formerly known as GBS Inc.), and its wholly owned Delaware subsidiary, GBS Operations Inc. were each formed on December 5, 2016, under the laws of the state of Delaware. Our Australian subsidiary Intelligent Bio Solutions (APAC) Pty Ltd (formerly known as Glucose Biosensor Systems (Greater China) Pty Ltd) was formed on August 4, 2016, under the laws of New South Wales, Australia and was renamed to Intelligent Bio Solutions (APAC) Pty Ltd on January 6, 2023. On October 4, 2022, INBS acquired Intelligent Fingerprinting Limited (“IFP”), a company registered in England and Wales (the “IFP Acquisition”). The Glucose Biosensor System (Japan) Pty Ltd and Glucose Biosensor System (APAC) Pty Ltd, were deregistered on January 6, 2023, and June 9, 2022, respectively. INBS and its subsidiaries (collectively, “we,” “us,” “our,” “INBS” or the “Company,” unless context requires or indicates otherwise) were formed to provide a non-invasive, pain free innovative medical devices and screening devices. Our headquarters are in New York, New York.

We are a medical technology company delivering intelligent, rapid, non-invasive testing solutions for patients and their primary health practitioners at point of care. We operate globally with an objective to deliver intelligent pain free diagnostic tests.

Our current product portfolio includes:

●	A proprietary portable drug screening system that works by analyzing fingerprint sweat using a one-time cartridge and portable handheld reader. The system comprises of commercially available non-invasive sweat-based fingerprint diagnostics testing products (the “IFP products”) that currently detect opioids, cocaine, methamphetamines, benzodiazepines, cannabis, methadone, buprenorphine, and amphetamine. Customers include safety-critical industries such as construction, transportation and logistics firms, along with drug treatment organizations in the rehabilitation sector, and judicial organizations.

●	A development stage range of biosensor based biosensor based Point of Care diagnostic tests (“POCT”) that are developed in the modalities of clinical chemistry, immunology, tumor markers, allergens, and endocrinology. Our flagship product candidate is the Saliva Glucose Biosensor (“SGB”), a POCT expected to substitute the finger pricking invasive blood glucose monitoring for diabetic patients. These tests stem from the Biosensor Platform that we license, across the Asia Pacific Region from Life Science Biosensor Diagnostics Pty Ltd (“LSBD” or “the Licensor”). The Biosensor Platform is capable of detecting multiple biological analytes by substituting the GOX enzyme with a suitable alternative for each analyte.

Reverse Stock Split

At the annual meeting of the Company’s stockholders held on February 8, 2023 (the “Annual Meeting”), the stockholders of the Company approved an amendment to the Company’s amended and restated certificate of incorporation (the “Amendment”) to effect a reverse stock split at a ratio of not less than 1-for-2 and not more than 1-for-35 at any time within 12 months following the date of stockholder approval, with the exact ratio to be set within this range by the Company’s Board of Directors (the “Board”) at its sole discretion without further approval or authorization of our stockholders. Pursuant to such authority granted by the Company’s stockholders, on February 8, 2023, the Board approved a 1-for-20 reverse stock split (the “Reverse Stock Split”) of the Company’s common stock and the filing of the Amendment to effectuate the Reverse Stock Split.

On February 9, 2023, the Company filed the Amendment in order to effect 1-for-20 reverse stock split of the Company’s common stock. The Reverse Stock Split was effective at 4:05 p.m., Eastern Time, on February 9, 2023, at which time every twenty shares of the Company’s issued and outstanding common stock were automatically combined into one issued and outstanding share of common stock. No fractional shares were issued as a result of the Reverse Stock Split. Stockholders of record who were otherwise entitled to receive a fractional share instead received one whole share in lieu of a fractional share. The par value of the Company’s common stock and the number of authorized shares of the common stock were not affected by the Reverse Stock Split. The Company’s common stock began trading on a Reverse Stock Split-adjusted basis on The Nasdaq Capital Market at the open of the markets on February 10, 2023. The Reverse Stock Split was implemented for the purpose of regaining compliance with the minimum bid price requirement for continued listing of the Company’s common stock on the Nasdaq Capital Market.

As a result of the Reverse Stock Split, the number of shares of common stock outstanding was reduced from approximately 18,325,289 shares (excluding treasury shares) as of February 8, 2023, to approximately 916,265 shares (excluding treasury shares, and subject to the rounding up of fractional shares), and the number of authorized shares of common stock remained at 100 million shares. In order reflect the Reverse Stock Split, proportionate adjustments were made to the per share exercise price and/or the number of shares issuable upon the exercise or vesting of all outstanding stock options, restricted stock unit awards and warrants (including the Series D Warrants, Winx Warrants and March Warrants (each as defined below)), which resulted in a proportional decrease in the number of shares of the Company’s common stock reserved for issuance upon exercise or vesting of such stock options, restricted stock unit awards and warrants, and, in the case of stock options and warrants, a proportional increase in the exercise price of all such stock options and warrants. In addition, the number of shares of common stock issuable upon conversion of the Company’s Series C Preferred Stock and Series D Preferred Stock, as well as any applicable conversion ratios and terms, were also adjusted in proportion to the reverse split ratio of the Reverse Stock Split (subject to adjustment for fractional interests).

Unless otherwise indicated, all authorized, issued, and outstanding stock and per share amounts contained in the accompanying condensed consolidated financial statements have been adjusted to reflect the 1-for-20 Reverse Stock Split for all prior periods presented; and all amounts relating to our common stock in connection with the conversion or exercise of our preferred stock and warrants (including with regard to conversion prices and exercise prices) have been adjusted to reflect the 1-for-20 Reverse Stock Split.

NOTE 1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

GBS Inc. and its wholly owned subsidiary, GBS Operations Inc. were formed on December 5, 2016 under the laws of the state of Delaware. Glucose Biosensor Systems (Greater China) Pty Ltd (“GBSPL”) was formed on August 4, 2016 under the laws of New South Wales, Australia and was renamed to GBS (APAC) Pty Ltd on October 14, 2020. Glucose Biosensor Systems (Japan) Pty Ltd and Glucose Biosensor Systems (APAC) Pty Ltd were formed under the laws of New South Wales, Australia on February 22, 2017 and February 23, 2017 respectively. These companies (collectively, the “Company”) were formed to provide a non-invasive, pain free innovation to make it easier for people to manage diabetes using the Company’s Saliva Glucose Biosensor (“SGB” and, together with the software app that interfaces the SGB with the Company’s digital information system, the “SGT”).

We are a biosensor diagnostic technology company operating across the Asia-Pacific Region (“APAC”) region and an interest in the North America Region with the biosensor platform comprising of biochemistry, immunology, tumor markers, hormones, and nucleic acid diagnostic modalities, and worldwide with our COV2 test. We were incorporated under the laws of Delaware on December 5, 2016. Our headquarters are located in New York, New York.

Our objective is to introduce and launch initially the Saliva Glucose Biosensor (referred to as the “SGB”), the diagnostic test that stems from the Biosensor Platform that we license, in our regions and the COV2 test globally. This will be followed by developing the platform to its full capacity testing across the diagnostic modalities of Immunology, Hormones, Chemistry, Tumor markers and Nucleic Acid tests.

Initial public offering

On December 28, 2020, the Company closed its initial public offering (“IPO”) and sold 1,270,589 units, consisting of (a) one share of the Company’s common stock (or, at the purchaser’s election, one share of Series B Convertible Preferred Stock), (b) one Series A warrant (the “Series A Warrants”) to purchase one share of the Company’s common stock at an exercise price equal to $8.50 per share, exercisable until the fifth anniversary of the issuance date, and (c) one Series B warrant (the “Series B Warrants”) to purchase one share of the Company’s common stock at an exercise price equal to $17.00 per share, exercisable until the fifth anniversary of the issuance date and subject to certain adjustment and cashless exercise provisions. The public offering price of the shares sold in the IPO was $17.00 per unit. In aggregate, the units issued in the offering generated $17,732,448 in net proceeds, which amount is net of $1,714,001 in underwriters’ discount and commissions, and $2,153,564 in offering costs. Offering costs include underwriters’ warrants to acquire up to 63,529 shares with an exercise price of $18.70 per share, exercisable until the fifth anniversary of the issuance date. The Company also issued to the underwriter an option, exercisable one or more times in whole or in part, to purchase up to 190,588 additional shares of common stock and/or Series A Warrants to purchase up to an aggregate of 190,588 shares of common stock and/or Series B Warrants to purchase up to an aggregate of 190,588 shares of common stock, in any combinations thereof, from us at the public offering price per security, less the underwriting discounts and commissions, for 45 days after the date of the IPO to cover over-allotments, if any (the “Over-Allotment Option”).

Upon the closing of the IPO, all shares of preferred stock then outstanding were automatically converted into 2,810,190 shares of common stock, and all convertible notes then outstanding were automatically converted into 710,548 shares of common stock.

Pre-IPO preferred shareholders were issued warrants following the Company’s completed IPO, that allows the holder to acquire 2,736,675 shares of common stock at the IPO price during year two through to year three following the completion of the IPO. At exercise date, the shareholder must hold, for each warrant to be exercised, the underlying common share to exercise the warrant. The warrants are not transferable and apply to the number of shares that were subscribed for.